Carillon Eagle Growth & Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Aerospace & Defense - 1.9%
RTX Corp.	75,239	$9,966,158

Banks - 7.7%
JPMorgan Chase & Co.	104,442	25,619,622
The PNC Financial Services Group, Inc.	85,383	15,007,770
		40,627,392

Beverages - 2.9%
The Coca-Cola Co.	211,126	15,120,844

Biotechnology - 3.3%
AbbVie, Inc.	82,670	17,321,018

Capital Markets - 6.0%
Blackrock, Inc.	15,366	14,543,612
The Goldman Sachs Group, Inc.	31,410	17,158,969
		31,702,581

Chemicals - 1.3%
Eastman Chemical Co.	76,832	6,769,667

Consumer Staples Distribution & Retail - 0.9%
Target Corp.	46,121	4,813,188

Electric Utilities - 4.8%
Duke Energy Corp.	125,663	15,327,116
NextEra Energy, Inc.	142,221	10,082,047
		25,409,163

Electrical Equipment - 5.1%
Eaton Corp. PLC	51,383	13,967,441
Emerson Electric Co.	75,050	8,228,482
Rockwell Automation, Inc.	19,041	4,919,813
		27,115,736

Energy Equipment & Services - 1.5%
Baker Hughes Co.	173,817	7,639,257

Food Products - 2.0%
Mondelez International, Inc. - Class A	157,642	10,696,010

Ground Transportation - 2.6%
Union Pacific Corp.	57,270	13,529,465

Health Care Equipment & Supplies - 5.5%
Abbott Laboratories	112,541	14,928,564
Medtronic PLC	156,928	14,101,550
		29,030,114

Health Care Providers & Services - 3.1%
UnitedHealth Group, Inc.	31,009	16,240,964

Hotels, Restaurants & Leisure - 5.2%
McDonald's Corp.	60,158	18,791,555
Starbucks Corp.	86,604	8,494,986
		27,286,541

Household Products - 3.8%
The Procter & Gamble Co.	118,199	20,143,474

Industrial REITs - 1.4%
Prologis, Inc.	67,449	7,540,124

IT Services - 4.6%
Accenture PLC - Class A	30,793	9,608,648
International Business Machines Corp.	58,988	14,667,956
		24,276,604

Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp.	101,777	17,026,274
The Williams Cos, Inc.	154,531	9,234,773
		26,261,047

Pharmaceuticals - 2.5%
Merck & Co., Inc.	143,798	12,907,308

Semiconductors & Semiconductor Equipment - 6.5%
Analog Devices, Inc.	61,855	12,474,298
Broadcom, Inc.	72,950	12,214,018
Lam Research Corp.	133,401	9,698,253
		34,386,569

Software - 6.9%
Microsoft Corp.	65,713	24,668,003
Oracle Corp.	85,289	11,924,255
		36,592,258

Specialized REITs - 2.3%
Equinix, Inc.	15,109	12,319,123

Specialty Retail - 5.1%
Best Buy Co., Inc.	91,273	6,718,606
The Home Depot, Inc.	24,472	8,968,743
Tractor Supply Co.	205,538	11,325,144
		27,012,493

Technology Hardware, Storage & Peripherals - 2.1%
Hewlett Packard Enterprise Co.	732,021	11,295,084

Wireless Telecommunication Services - 3.7%
T-Mobile US, Inc.	73,268	19,541,308
TOTAL COMMON STOCKS (Cost $351,723,608)		515,543,490

TOTAL INVESTMENTS - 97.7% (Cost $351,723,608)		515,543,490
Other Assets in Excess of Liabilities - 2.3%		12,112,400
TOTAL NET ASSETS - 100.0%		$527,655,890
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Carillon Eagle Growth & Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$515,543,490	$–	$–	$515,543,490
Total Investments	$515,543,490	$–	$–	$515,543,490

Refer to the Schedule of Investments for further disaggregation of investment categories.